May 01, 2017

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.45%	0.45%	0.45%	0.37%	0.32%	0.45%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.86%	2.61%	1.61%	1.53%	1.48%	1.61%
Fee waivers and/or expense reimbursements(e)	(0.30)%	(0.30)%	(0.30)%	(0.33)%	(0.33)%	(0.30)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.56%	2.31%	1.31%	1.20%	1.15%	1.31%

(c)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$725	$1,070	$1,469	$2,582
Class C (assuming redemption of all shares at the end of the period)	$334	$753	$1,330	$2,898
Class C (assuming no redemption of shares)	$234	$753	$1,330	$2,898
Class R4 (whether or not shares are redeemed)	$133	$448	$ 818	$1,859
Class R5 (whether or not shares are redeemed)	$122	$417	$770	$1,766
Class Y (whether or not shares are redeemed)	$117	$401	$744	$1,710
Class Z (whether or not shares are redeemed)	$ 133	$448	$818	$1,859

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn European FundSM

The Fund’s Summary Prospectus and Prospectus are hereby supplemented as follows:

2.	Effective immediately, the Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)(d)	0.57%	0.57%	0.57%	0.51%	0.46%	0.57%
Total annual Fund operating expenses	2.01%	2.76%	1.76%	1.70%	1.65%	1.76%
Fee waivers and/or expense reimbursements(e)	(0.56)%	(0.56)%	(0.56)%	(0.57)%	(0.57)%	(0.56)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%	2.20%	1.20%	1.13%	1.08%	1.20%

(c)	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(d)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(e)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

3.	Effective immediately, the Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$714	$1,064	$1,495	$2,691
Class C (assuming redemption of all shares at the end of the period)	$323	$747	$1,357	$3,005
Class C (assuming no redemption of shares)	$223	$747	$1,357	$3,005
Class R4 (whether or not shares are redeemed)	$122	$442	$846	$1,977
Class R5 (whether or not shares are redeemed)	$115	$421	$813	$1,910
Class Y (whether or not shares are redeemed)	$110	$406	$786	$1,856
Class Z (whether or not shares are redeemed)	$122	$442	$846	$1,977